UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: December 31
Date of reporting period: June 30, 2007

ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT JUNE 30, 2007	Legg Mason Partners Variable Diversified Strategic Income Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED•NO BANK GUARANTEE•MAY LOSE VALUE

Legg Mason Partners Variable Diversified Strategic Income Portfolio

   Semi-Annual Report • June 30, 2007
What’s
Inside

Portfolio Objective

The Portfolio’s investment objective is high current income. The investment objective of the Portfolio is non-fundamental and may be changed by the Board of Trustees without the approval of Shareholders or Policy holders.

Letter from the Chairman	I

Fund at a Glance	1

Fund Expenses	2

Schedule of Investments	4

Statement of Assets and Liabilities	18

Statement of Operations	19

Statements of Changes in Net Assets	20

Financial Highlights	21

Notes to Financial Statements	22

Letter from the Chairman

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened during the six-month reporting period ended June 30, 2007. U.S. gross domestic product (“GDP”)[i] expanded 2.5% in the fourth quarter of 2006. In the first quarter of 2007, GDP growth was a tepid 0.6%, according to the U.S. Commerce Department. This is the lowest growth rate since the fourth quarter of 2002. While consumer spending remained fairly solid, ongoing troubles in the housing market continued to negatively impact the economy. The advance estimate for second quarter 2007 GDP growth was a solid 3.4%, its fastest rate since the first quarter of 2006. While consumer spending slowed, this was offset by a sharp increase in business spending and exports.

After increasing the federal funds rateii to 5.25% in June 2006 — the 17th consecutive rate hike — the Federal Reserve Board (“Fed”)iii held rates steady at its last eight meetings. In its statement accompanying the June 2007 meeting, the Fed stated: “The economy seems likely to continue to expand at a moderate pace over coming quarters. . . . Readings on core inflation have improved modestly in recent months. However, a sustained moderation in inflation pressures has yet to be convincingly demonstrated. . . . In these circumstances, the Committee’s predominant policy concern remains the risk that inflation will fail to moderate as expected.”

During the six-month reporting period, both short- and long-term Treasury yields experienced periods of volatility. After falling during the first three months of the year, yields moved steadily higher over much of the second quarter of 2007. This was due, in part, to inflationary fears, a solid job market and mounting expectations that the Fed would not be cutting short-term rates in the foreseeable future. Two-year Treasury yields spiked to 5.10% on June 14th, versus 4.58% when the second quarter began. Ten-year Treasury yields moved up even more dramatically, cresting at 5.26% on
Legg Mason Partners Variable Diversified Strategic Income Portfolio      I

June 12th — their highest rate in five years. In contrast, the yield on the 10-year Treasury was 4.65% at the end of March. After their highs in mid June, yields then trended somewhat lower during the reporting period, as concerns regarding the subprime mortgage market triggered a flight to quality. As of June 30, 2007, the yields on two-and 10-year Treasuries were 4.87% and 5.03%, respectively. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexiv, returned 0.98%.
The high yield bond market generated solid results over the six-month period ended June 30, 2007. During that time, the Citigroup High Yield Market Index[v] returned 2.66%. With interest rates relatively low, demand for higher yielding bonds remained strong. The high yield market was further aided by strong corporate profits and low default rates.
Despite periods of weakness, emerging markets debt generated positive results, as the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi gained 0.94% during the reporting period. Strong investor demand, an expanding global economy and solid domestic spending supported many emerging market countries.
Since the close of the reporting period, the U.S. fixed-income markets have experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. However, these concerns have since broadened to include a wide range of financial institutions and markets. As a result, other fixed income instruments have experienced increased price volatility.

II     Legg Mason Partners Variable Diversified Strategic Income Portfolio

Performance Review

For the six months ended June 30, 2007, Legg Mason Partners Variable Diversified Strategic Income Portfolio[1] returned 0.34%. In comparison, the Portfolio’s unmanaged benchmark, the Lehman U.S. Aggregate Index, returned 0.98% and its Lipper Variable General Bond Funds Category Average[2] increased 1.71% over the same period.

Performance Snapshot as of June 30, 2007 (unaudited)

Six Months

Variable Diversified Strategic Income Portfolio[1]	0.34%

Lehman Brothers U.S. Aggregate Index	0.98%

Lipper Variable General Bond Funds Category Average	1.71%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. Portfolio returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

The 30-Day SEC yield for the period ending June 30, 2007 was 2.80%. The 30-Day SEC yield is the average annualized net investment income per share for the 30-Day period indicated and is subject to change.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s most current prospectus dated April 30, 2007, the gross total operating expenses for the Portfolio were 0.73%.
Special Shareholder Notices

Effective May 17, 2007, the Portfolio is managed by a team of portfolio managers, sector specialists and other investment professionals led by S. Kenneth Leech, Stephen A. Walsh, Michael C. Buchanan, Carl L. Eichstaedt, Keith J. Gardner, Mark S. Lindbloom, Edward A. Moody and Detlev S. Schlichter. Messrs. Leech, Walsh, Eichstaedt, Gardner, and Moody have been employed with Western Asset Management Company (“Western Asset”) for at least the past five years. Messrs. Lindbloom and Buchanan joined Western Asset in 2006 and 2005, respectively. Mr. Schlichter is a portfolio manager with Western Asset Company Limited (“Western Asset Limited”) and has been employed as a portfolio manager with Western Asset Limited for at least the past five years. The team

[1]	The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 48 funds in the Portfolio’s Lipper category.
Legg Mason Partners Variable Diversified Strategic Income Portfolio      III

is responsible for overseeing the day-to-day operations of the Portfolio.
With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/ Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective during the month of April 2007:

•	Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed- income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.
•	New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into 2 Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.
•	Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

Information About Your Portfolio

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Portfolio’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection
IV     Legg Mason Partners Variable Diversified Strategic Income Portfolio

with various investigations. The regulators appear to be examining, among other things, the Portfolio’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolio is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Portfolio is contained in the Notes to Financial Statements included in this report.
As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer
July 27, 2007
The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
RISKS: Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. High yield bonds involve greater credit and liquidity risks than investment grade bonds. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for more information on these and other risks.
All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.

vi	The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.
Legg Mason Partners Variable Diversified Strategic Income Portfolio      V

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Fund at a Glance (unaudited)

Investment Breakdown
Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report      1

Fund Expenses (unaudited)
Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
   This example is based on an investment of $1,000 invested on January 1, 2007 and held for the six months ended June 30, 2007.
Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return (1)

	Beginning	Ending	Annualized	Expenses
Actual Total	Account	Account	Expense	Paid During
Return(2)	Value	Value	Ratio	the Period(3)

0.34%	$1,000.00	$1,003.40	0.75%	$3.73

(1)	For the six months ended June 30, 2007.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total return. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
2     Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)
Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return (1)

Hypothetical	Beginning	Ending	Annualized	Expenses
Annualized	Account	Account	Expense	Paid During
Total Return	Value	Value	Ratio	the Period(2)

5.00%	$1,000.00	$1,021.08	0.75%	$3.76

(1)	For the six months ended June 30, 2007.

(2)	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report      3

Schedule of Investments (June 30, 2007) (unaudited)
LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Face
Amount	Security	Value

MORTGAGE-BACKED SECURITIES — 52.5%
FHLMC — 15.8%
	Federal Home Loan Mortgage Corp. (FHLMC):
$320,429	5.373% due 2/1/36 (a)(b)	$319,489
255,923	6.607% due 1/1/37 (a)(b)	260,000
115,089	5.847% due 2/1/37 (a)(b)	115,535
66,576	6.670% due 2/1/37 (a)(b)	67,342
699,970	6.062% due 3/1/37 (a)(b)	704,394
300,000	6.039% due 5/1/37 (a)(b)	301,697
	Gold:
84,538	7.000% due 2/1/15-5/1/16	87,241
158,277	6.500% due 9/1/31 (b)	161,512
7,764,908	5.000% due 7/1/35-12/1/36 (b)	7,297,333
30,622	6.000% due 12/1/36	30,367
876,721	6.000% due 2/1/37 (b)	869,414
725,000	5.000% due 8/14/37 (c)	678,102
53,775	Gold Pool, 6.000% due 2/1/37	53,292

	TOTAL FHLMC	10,945,718

FNMA — 25.3%
	Federal National Mortgage Association (FNMA):
218,994	6.500% due 3/1/16-2/1/36	223,277
1,768,903	6.500% due 9/1/16-10/1/36 (b)	1,789,952
550,495	5.500% due 12/1/16-1/15/37 (b)	534,125
5,520,000	5.500% due 7/17/22-8/14/37 (c)	5,326,268
4,300,000	6.000% due 7/17/22-8/14/37 (c)	4,254,969
60,596	7.500% due 2/1/30-7/1/31	63,271
140,372	7.000% due 7/1/30-2/1/32	145,493
314,569	7.000% due 11/1/31-4/1/32 (b)	326,013
51,999	6.000% due 3/1/32	51,800
689,476	6.000% due 4/1/32 (b)	686,388
2,730,000	5.000% due 7/12/37-8/14/37 (c)	2,557,485
1,500,000	6.500% due 7/12/37 (c)	1,514,297

	TOTAL FNMA	17,473,338

GNMA — 11.4%
	Government National Mortgage Association (GNMA):
45,473	7.000% due 6/15/28-7/15/29	47,418
162,143	6.500% due 9/15/28-2/15/31	165,674
84,411	6.500% due 1/15/29 (b)	86,253
7,600,000	6.000% due 7/19/37 (c)	7,560,814

	TOTAL GNMA	7,860,159

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $36,553,053)	36,279,215

See Notes to Financial Statements.
4     Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face
Amount	Security	Value

ASSET-BACKED SECURITIES — 8.1%
Home Equity — 8.1%
$289,550	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, 5.560% due 9/25/35 (a)(b)	$289,867
511,317	ACE Securities Corp., Series 2006-SL2, Class A, 5.490% due 1/25/36 (a)(b)	503,887
219,517	Argent Securities Inc., Series 2006-W4, Class A2A, 5.380% due 5/25/36 (a)(b)	219,626
135,350	Bayview Financial Acquisition Trust, Series 2006-B, Class 2A1, 5.430% due 4/28/36 (a)(b)	135,438
510,000	Bear Stearns Asset-Backed Securities Trust, Series 2004-B01, Class 1A2, 5.670% due 9/25/34 (a)(b)	511,829
270,000	Countrywide Asset-Backed Certificates, Series 2004-05, Class M4, 9.417% due 6/25/34 (a)(b)	271,286
	Countrywide Home Equity Loan Trust:
470,276	Series 2006-D, Class 2A, 5.520% due 5/15/36 (a)(b)	470,429
547,250	Series 2006-RES, Class 4Q1B, 5.620% due 12/15/33 (a)(b)(d)	547,950
352,643	First Horizon ABS Trust, Series 2006-HE1, Class A, 5.480% due 10/25/34 (a)(b)	352,749
563,080	GSRPM Mortgage Loan Trust, Series 2006-1, Class A1, 5.620% due 3/25/35 (a)(b)(d)	563,030
456,726	Indymac Home Equity Loan Asset-Backed Trust, Series 2006-H1, Class A, 5.490% due 4/25/36 (a)(b)	456,881
250,026	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A1, 5.380% due 8/25/36 (a)(b)	250,191
619,386	Lehman XS Trust, Series 2006-14N, Class 1A1B, 5.530% due 9/25/46 (a)(b)	620,588
429,280	SACO I Trust, Series 2006-04, Class A1, 5.490% due 3/25/36 (a)(b)	429,547
7,825	Sail Net Interest Margin Notes, Series 2003-003, Class A, 7.750% due 4/27/33 (d)	24

	Total Home Equity	5,623,322

	TOTAL ASSET-BACKED SECURITIES (Cost — $5,633,239)	5,623,322

COLLATERALIZED MORTGAGE OBLIGATIONS — 19.6%
616,381	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 5.294% due 6/25/45 (a)(b)	611,749
400,000	Banc of America Commercial Mortgage Inc., 4.668% due 7/10/43 (b)	372,173
413,863	Banc of America Mortgage Securities, Series 2005-H, Class 2A1, 4.803% due 9/25/35 (a)(b)	406,586
338,321	Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Class A1, 5.447% due 7/16/34 (b)(d)	337,600
	Countrywide Alternative Loan Trust:
44,648	Series 2003-20CB, Class 1A1, 5.500% due 10/25/33	42,660
491,696	Series 2005-59, Class 1A1, 5.649% due 11/20/35 (a)(b)	493,738
568,605	Series 2005-72, Class A1, 5.590% due 1/25/36 (a)(b)	568,925
598,590	Series 2006-OA06, Class 1A1A, 5.530% due 7/25/46 (a)(b)	598,757
444,844	Countrywide Home Loans, Series 2004-23, Class A, 7.445% due 11/25/34 (a)(b)	457,891
404,657	Countrywide Home Loan, Mortgage Pass-Through Trust, Series 2005-09, Class 1A1, 5.620% due 5/25/35 (a)(b)	405,474
383,876	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.986% due 8/25/35 (a)(b)	380,545
See Notes to Financial Statements.
Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report      5

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face
Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 19.6% (continued)
	Downey Savings & Loan Association Mortgage Loan Trust:
$404,690	Series 2005-AR2, Class 2A1A, 5.530% due 3/19/45 (a)(b)	$405,322
	Series 2006-AR1:
491,470	Class 1A1A, 5.949% due 3/19/46 (a)(b)	491,470
491,470	Class 1A1B, 5.949% due 3/19/47 (a)(b)	491,470
903,273	GSR Mortgage Loan Trust, Series 2005-AR5, Class 1A1, 4.659% due 10/25/35 (a)(b)	899,155
	Harborview Mortgage Loan Trust:
510,458	Series 2004-08, Class 2A4A, 5.720% due 11/19/34 (a)(b)	512,251
200,309	Series 2004-08, Class 3A2, 5.720% due 11/19/34 (a)(b)	201,281
503,710	Series 2004-11, Class 3A1A, 5.670% due 1/19/35 (a)(b)	505,551
	Indymac Index Mortgage Loan Trust:
494,928	Series 2005-AR1, Class 1A1, 5.257% due 3/25/35 (a)(b)	490,442
558,632	Series 2006-AR4, Class A1A, 5.530% due 5/25/46 (a)(b)	559,841
640,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814% due 6/12/43 (a)(b)	638,420
270,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.843% due 5/12/39 (a)(b)	268,244
700,261	Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 5.769% due 3/25/36 (a)(b)	703,975
	Structured Asset Mortgage Investments Inc., Series 2006-AR5:
434,025	Class 1A1, 5.530% due 5/25/36 (a)(b)	434,555
359,622	Class 2A1, 5.530% due 5/25/36 (a)(b)	360,744
	Washington Mutual Inc.:
600,095	Series 2005-AR17, Class A1A1, 5.590% due 12/25/45 (a)(b)	602,257
353,319	Series 2005-AR19, Class A1A2, 5.610% due 12/25/45 (a)(b)	354,520
278,382	Series 2006-AR10, Class 1A1, 5.953% due 9/25/36 (a)(b)	278,295
	Wells Fargo Mortgage Backed Securities Trust:
479,459	Series 2005-AR16, Class 6A3, 5.000% due 10/25/35 (a)(b)	472,460
227,246	Series 2006-AR8, Class 2A3, 5.240% due 4/25/36 (a)(b)	225,486

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $13,571,693)	13,571,837

CORPORATE BONDS & NOTES — 34.5%
Aerospace & Defense — 0.2%
	L-3 Communications Corp., Senior Subordinated Notes:
25,000	7.625% due 6/15/12	25,719
125,000	6.375% due 10/15/15 (b)	118,750

	Total Aerospace & Defense	144,469

Airlines — 0.4%
100,000	Delta Air Lines Inc., Pass-Through Certificates, 7.570% due 11/18/10 (b)	103,833
	United Airlines Inc., Pass-Through Certificates:
23,260	Series 2000-1, Class B, 8.030% due 7/1/11	25,950
49,094	Series 2000-2, Class B, 7.811% due 10/1/09	55,998
45,000	Series 2001-1, Class C, 6.831% due 9/1/08	51,834

	Total Airlines	237,615

See Notes to Financial Statements.
6     Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face
Amount	Security	Value

Automobiles — 0.9%
$190,000	DaimlerChrysler North America Holding Corp., 5.875% due 3/15/11 (b)	$191,127
	Ford Motor Co.:
	Debentures:
50,000	6.625% due 10/1/28	37,625
25,000	8.900% due 1/15/32	21,875
250,000	Notes, 7.450% due 7/16/31 (b)	200,937
	General Motors Corp., Senior Debentures:
155,000	8.250% due 7/15/23 (b)	142,019
5,000	8.375% due 7/15/33	4,587

	Total Automobiles	598,170

Building Products — 0.0%
20,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	21,000

Capital Markets — 1.0%
110,000	Bear Stearns Co. Inc., Subordinated Notes, 5.550% due 1/22/17 (b)	104,139
80,000	Credit Suisse Guernsey Ltd., 5.860% due 5/15/17 (b)(e)	77,219
150,000	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10 (b)	146,348
	Morgan Stanley:
	Medium-Term Notes:
210,000	5.625% due 1/9/12 (b)	209,753
50,000	5.809% due 10/18/16 (a)	50,034
60,000	Notes, 3.625% due 4/1/08	59,190
30,000	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13 (d)	34,836

	Total Capital Markets	681,519

Chemicals — 0.3%
50,000	Arco Chemical Co., Debentures, 9.800% due 2/1/20	54,500
60,000	FMC Finance III SA, Senior Notes, 6.875% due 7/15/17 (d)	59,100
10,000	Georgia Gulf Corp., 9.500% due 10/15/14	10,000
85,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12 (b)	93,925

	Total Chemicals	217,525

Commercial Banks — 3.0%
	Glitnir Banki HF:
150,000	Notes, 6.330% due 7/28/11 (b)(d)	152,807
130,000	Subordinated Notes, 6.693% due 6/15/16 (a)(b)(d)	134,012
	ICICI Bank Ltd., Subordinated Bonds:
116,000	6.375% due 4/30/22 (a)(b)(d)	110,425
100,000	6.375% due 4/30/22 (a)(b)(d)	95,122
260,000	Landsbanki Islands HF, 6.100% due 8/25/11 (b)(d)	263,526
120,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (a)(b)(d)(e)	122,886
120,000	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16 (a)(b)(d)	120,627
130,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (a)(b)(d)(e)	126,610
60,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (a)	55,124
See Notes to Financial Statements.
Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report      7

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face
Amount	Security	Value

Commercial Banks — 3.0% (continued)
	TuranAlem Finance BV:
$100,000	8.250% due 1/22/37 (b)	$96,250
270,000	Bonds, 8.250% due 1/22/37 (b)(d)	260,550
420,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14 (b)	408,576
50,000	Wells Fargo & Co., Notes, 5.300% due 8/26/11	49,683
100,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36 (b)	93,586

	Total Commercial Banks	2,089,784

Commercial Services & Supplies — 0.4%
50,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	50,500
210,000	Waste Management Inc., 6.375% due 11/15/12 (b)	215,018

	Total Commercial Services & Supplies	265,518

Consumer Finance — 5.3%
100,000	American Express Co., Subordinated Debentures, 6.800% due 9/1/66 (a)(b)	103,287
	Ford Motor Credit Co.:
	Notes:
860,000	7.375% due 10/28/09 (b)	854,131
25,000	7.875% due 6/15/10	25,011
	Senior Notes:
500,000	5.800% due 1/12/09 (b)	489,600
131,000	10.610% due 6/15/11 (a)(b)	141,626
	General Motors Acceptance Corp.:
180,000	6.625% due 5/15/12 (b)	174,000
130,000	Bonds, 8.000% due 11/1/31 (b)	133,295
60,000	Medium-Term Notes, 4.375% due 12/10/07	59,574
	Notes:
660,000	6.125% due 8/28/07 (b)	660,474
40,000	5.125% due 5/9/08	39,508
160,000	5.625% due 5/15/09 (b)	156,505
20,000	7.250% due 3/2/11	19,950
275,000	6.875% due 9/15/11 (b)	270,747
150,000	6.750% due 12/1/14 (b)	143,853
60,000	Senior Notes, 5.850% due 1/14/09	59,153
	SLM Corp.:
	Medium-Term Notes:
30,000	5.050% due 11/14/14	24,984
20,000	5.625% due 8/1/33	15,642
	Medium-Term Notes, Series A:
130,000	5.000% due 10/1/13 (b)	111,061
215,000	5.375% due 5/15/14 (b)	184,494

	Total Consumer Finance	3,666,895

Containers & Packaging — 0.4%
	Graham Packaging Co. Inc.:
20,000	8.500% due 10/15/12	20,225
15,000	Senior Subordinated Notes, 9.875% due 10/15/14	15,244
75,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13 (b)	78,281
See Notes to Financial Statements.
8     Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face
Amount	Security	Value

Containers & Packaging — 0.4% (continued)
$136,000	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.875% due 2/15/09 (b)	$139,060
25,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (d)	26,000
25,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (f)	219

	Total Containers & Packaging	279,029

Diversified Consumer Services — 0.1%
55,000	Service Corp. International, Debentures, 7.875% due 2/1/13	56,303

Diversified Financial Services — 4.0%
100,000	AGFC Capital Trust I, 6.000% due 1/15/67 (a)(b)(d)	95,803
130,000	Aiful Corp., Notes, 5.000% due 8/10/10 (b)(d)	126,803
260,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (b)(d)	269,100
80,000	European Investment Bank, 4.625% due 3/21/12 (b)	78,045
440,000	General Electric Capital Corp., Medium-Term Notes, Series A, 4.125% due 9/1/09 (b)	429,566
430,000	HSBC Finance Corp., Notes, 4.625% due 1/15/08 (b)	428,390
	JPMorgan Chase & Co.:
210,000	5.150% due 10/1/15 (b)	200,017
410,000	Subordinated Notes, 5.125% due 9/15/14 (b)	394,289
140,000	Lehman Brothers Holdings Inc., 5.250% due 2/6/12 (b)	137,748
100,000	MUFG Capital Finance 1 Ltd., Preferred Securities, 6.346% due 7/25/16 (a)(b)(e)	98,424
	Residential Capital LLC:
20,000	6.500% due 6/1/12	19,536
315,000	Senior Notes, 6.000% due 2/22/11 (b)	305,050
160,000	TNK-BP Finance SA, 7.500% due 7/18/16 (b)(d)	165,360
50,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.384% due 10/1/15	41,000

	Total Diversified Financial Services	2,789,131

Diversified Telecommunication Services — 1.3%
	Citizens Communications Co.:
15,000	Senior Bonds, 7.125% due 3/15/19	14,250
25,000	Senior Notes, 7.875% due 1/15/27	24,437
155,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16 (b)	151,460
50,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (f)(g)(h)	0
	Intelsat Corp.:
10,000	9.000% due 6/15/16	10,525
16,000	Senior Notes, 9.000% due 8/15/14	16,760
160,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10 (b)	171,366
	Level 3 Financing Inc.:
20,000	9.250% due 11/1/14	20,300
10,000	Senior Notes, 8.750% due 2/15/17 (d)	9,937
90,000	Qwest Communications International Inc., Senior Notes, Series B, 7.500% due 2/15/14 (b)	91,575
140,000	Telecom Italia Capital S.p.A., Notes, 5.250% due 10/1/15 (b)	130,394
20,000	Univision Communications Inc., Senior Notes, 9.750% due 3/15/15 (d)(i)	19,850
See Notes to Financial Statements.
Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report      9

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face
Amount	Security	Value

Diversified Telecommunication Services — 1.3% (continued)
$80,000	Verizon Global Funding Corp., Notes, 7.375% due 9/1/12 (b)	$86,256
120,000	Verizon New York Inc., Senior Debentures, Series A, 6.875% due 4/1/12 (b)	125,239
40,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	42,500

	Total Diversified Telecommunication Services	914,849

Electric Utilities — 1.2%
90,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12 (b)	90,077
185,000	Exelon Corp., Bonds, 5.625% due 6/15/35 (b)	165,826
	FirstEnergy Corp., Notes:
120,000	Series B, 6.450% due 11/15/11 (b)	123,166
215,000	Series C, 7.375% due 11/15/31 (b)	233,432
90,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10 (b)	102,150
110,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34 (b)	106,901

	Total Electric Utilities	821,552

Energy Equipment & Services — 0.2%
40,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (d)	40,600
22,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	22,192
	Southern Natural Gas Co.:
20,000	Notes, 5.900% due 4/1/17 (d)	19,444
25,000	Senior Notes, 8.000% due 3/1/32	28,479

	Total Energy Equipment & Services	110,715

Food Products — 0.1%
75,000	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10 (b)	72,750
5,000	Kraft Foods Inc., Senior Notes, 5.625% due 11/1/11	4,966

	Total Food Products	77,716

Health Care Providers & Services — 1.2%
	Community Health Systems Inc.:
40,000	Senior Notes, 8.875% due 7/15/15 (d)	40,750
25,000	Senior Subordinated Notes, 6.500% due 12/15/12	26,093
	DaVita Inc., Senior Notes:
25,000	6.625% due 3/15/13 (d)	24,531
25,000	6.625% due 3/15/13	24,531
	HCA Inc.:
140,000	Debentures, 8.360% due 4/15/24 (b)	129,784
	Senior Notes:
58,000	6.250% due 2/15/13	52,490
10,000	6.500% due 2/15/16	8,513
	Senior Secured Notes:
90,000	9.250% due 11/15/16 (b)(d)	96,075
20,000	9.625% due 11/15/16 (d)(i)	21,550
50,000	IASIS Healthcare LLC/ IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	50,250
75,000	Tenet Healthcare Corp., Senior Notes, 7.375% due 2/1/13 (b)	68,156
300,000	WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12 (b)	307,555

	Total Health Care Providers & Services	850,278

See Notes to Financial Statements.
10     Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face
Amount	Security	Value

Hotels, Restaurants & Leisure — 0.9%
$10,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	$9,850
45,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.875% due 9/15/08	46,350
25,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	24,750
75,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14 (b)	70,687
50,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	47,813
	Mandalay Resort Group:
30,000	Senior Subordinated Debentures, 7.625% due 7/15/13	29,250
80,000	Senior Subordinated Notes, Series B, 10.250% due 8/1/07 (b)	80,300
	MGM MIRAGE Inc., Senior Notes:
65,000	6.750% due 9/1/12	62,400
60,000	7.625% due 1/15/17	57,375
75,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.750% due 10/1/13 (b)	78,750
50,000	Station Casinos Inc., Senior Notes, 7.750% due 8/15/16	49,750
50,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (d)	51,125

	Total Hotels, Restaurants & Leisure	608,400

Independent Power Producers & Energy Traders — 0.8%
55,000	AES Corp., Senior Notes, 9.500% due 6/1/09	57,750
60,000	Dynegy Holdings Inc., Senior Debentures, 7.125% due 5/15/18	53,700
	Edison Mission Energy, Senior Notes:
80,000	7.200% due 5/15/19 (b)(d)	75,600
20,000	7.625% due 5/15/27 (d)	19,000
	NRG Energy Inc., Senior Notes:
25,000	7.250% due 2/1/14	25,125
85,000	7.375% due 2/1/16 (b)	85,425
	TXU Corp., Senior Notes:
70,000	Series P, 5.550% due 11/15/14	59,775
15,000	Series Q, 6.500% due 11/15/24	12,478
195,000	Series R, 6.550% due 11/15/34 (b)	158,694

	Total Independent Power Producers & Energy Traders	547,547

Industrial Conglomerates — 0.6%
420,000	Tyco International Group SA, Notes, 6.000% due 11/15/13 (b)	431,838

Insurance — 0.5%
110,000	American International Group Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (b)	104,346
150,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36 (b)	139,392
100,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (a)(b)	96,266

	Total Insurance	340,004

IT Services — 0.3%
200,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09 (b)	205,936
25,000	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13	25,719

	Total IT Services	231,655

Media — 3.7%
175,000	CCH I Holdings LLC/ CCH I Holdings Capital Corp., Senior Notes, 11.750% due 5/15/14 (b)	172,812
189,000	CCH I LLC/ CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (b)	198,214
See Notes to Financial Statements.
Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report      11

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face
Amount	Security	Value

Media — 3.7% (continued)
$150,000	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11 (b)	$144,468
245,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13 (b)	273,809
80,000	Comcast Cable Communications Inc., Notes, 8.875% due 5/1/17 (b)	94,777
	Comcast Corp., Notes:
120,000	6.500% due 1/15/15 (b)	123,224
10,000	5.875% due 2/15/18	9,704
	CSC Holdings Inc., Senior Notes, Series B:
5,000	7.625% due 4/1/11	4,987
50,000	6.750% due 4/15/12	47,750
65,000	Dex Media East LLC/ Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12 (b)	70,119
100,000	Dex Media West LLC/ Dex Media Finance Co., Senior Notes, Series B, 8.500% due 8/15/10 (b)	103,875
81,000	DIRECTV Holdings LLC/ DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13 (b)	85,151
150,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14 (b)	143,625
50,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	50,750
130,000	Insight Communications Co. Inc., Senior Discount Notes, 12.250% due 2/15/11 (b)	136,175
40,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	38,100
410,000	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09 (b)	427,342
20,000	News America Inc., 6.200% due 12/15/34	18,703
100,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (b)(d)	107,125
25,000	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12	26,719
4,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	4,120
220,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31 (b)	236,370
20,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (d)	19,879

	Total Media	2,537,798

Metals & Mining — 0.4%
60,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	64,200
35,000	Steel Dynamics Inc., 6.750% due 4/1/15 (d)	34,475
180,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36 (b)	181,383

	Total Metals & Mining	280,058

Multi-Utilities — 0.3%
220,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12 (b)	220,420

Multiline Retail — 0.0%
25,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	27,625

Oil, Gas & Consumable Fuels — 5.1%
55,000	Anadarko Finance Co., Senior Notes, Series B, 7.500% due 5/1/31	59,264
45,000	Anadarko Petroleum Corp., Senior Notes, 6.450% due 9/15/36	43,421
	Chesapeake Energy Corp., Senior Notes:
100,000	6.625% due 1/15/16 (b)	96,750
50,000	6.250% due 1/15/18	46,937
220,000	ChevronTexaco Capital Co., Notes, 3.500% due 9/17/07 (b)	219,261
See Notes to Financial Statements.
12     Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face
Amount	Security	Value

Oil, Gas & Consumable Fuels — 5.1% (continued)
	Compagnie Generale de Geophysique SA, Senior Notes:
$10,000	7.500% due 5/15/15	$10,050
45,000	7.750% due 5/15/17	45,788
295,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (b)	322,888
	El Paso Corp.:
	Medium-Term Notes:
50,000	7.375% due 12/15/12	51,690
190,000	7.800% due 8/1/31 (b)	193,355
150,000	Senior Notes, 7.000% due 6/15/17 (b)	149,107
75,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11 (b)	75,000
150,000	Gaz Capital SA, Notes, 8.625% due 4/28/34 (b)(d)	187,620
180,000	Gazprom, Loan Participation Notes,, 6.212% due 11/22/16 (b)(d)	175,770
190,000	Hess Corp., Notes, 7.300% due 8/15/31 (b)	204,357
182,000	Intergas Finance BV, 6.375% due 5/14/17 (b)(d)	174,720
	Kerr-McGee Corp.:
130,000	6.950% due 7/1/24 (b)	135,213
335,000	Notes, 7.875% due 9/15/31 (b)	388,241
	Kinder Morgan Energy Partners LP:
120,000	6.750% due 3/15/11 (b)	124,285
	Senior Notes:
30,000	6.300% due 2/1/09	30,333
20,000	6.000% due 2/1/17	19,608
	OPTI Canada Inc., Senior Secured Notes:
40,000	7.875% due 12/15/14 (d)	40,200
20,000	8.250% due 12/15/14 (d)	20,400
15,000	Peabody Energy Corp., Series B, 6.875% due 3/15/13	15,000
	Pemex Project Funding Master Trust:
50,000	5.750% due 12/15/15	49,112
25,000	Bonds, 6.625% due 6/15/35	25,406
150,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16 (b)	147,750
25,000	Pogo Producing Co., 6.625% due 3/15/15	24,875
10,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (d)	10,100
55,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	50,875
50,000	Tennessee Gas Pipeline Co., 7.625% due 4/1/37	55,115
25,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	23,625
	Williams Cos. Inc.:
150,000	Notes, 7.125% due 9/1/11 (b)	154,500
125,000	Senior Notes, 7.625% due 7/15/19 (b)	132,500
30,000	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12	32,285

	Total Oil, Gas & Consumable Fuels	3,535,401

Paper & Forest Products — 0.2%
150,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12 (b)	155,354

Pharmaceuticals — 0.2%
110,000	Wyeth, 5.950% due 4/1/37 (b)	105,482

Road & Rail — 0.0%
20,000	Hertz Corp., Senior Notes, 8.875% due 1/1/14	20,950

See Notes to Financial Statements.
Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report      13

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face
Amount	Security	Value

Textiles, Apparel & Luxury Goods — 0.3%
$75,000	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15 (b)	$80,625
125,000	Simmons Co., Senior Discount Notes, step bond to yield 9.955% due 12/15/14 (b)	105,625

	Total Textiles, Apparel & Luxury Goods	186,250

Thrifts & Mortgage Finance — 0.3%
	Countrywide Financial Corp., Medium-Term Notes:
50,000	5.490% due 1/5/09 (a)	49,876
60,000	Series B, 5.470% due 6/18/08 (a)	60,015
100,000	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27 (b)	104,500

	Total Thrifts & Mortgage Finance	214,391

Tobacco — 0.3%
190,000	Altria Group Inc., Notes, 7.000% due 11/4/13 (b)	201,781

Wireless Telecommunication Services — 0.6%
125,000	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15 (b)	125,054
	Sprint Capital Corp.:
60,000	Notes, 8.750% due 3/15/32 (b)	67,570
200,000	Senior Notes, 8.375% due 3/15/12 (b)	218,091
10,000	Sprint Nextel Corp., 6.000% due 12/1/16	9,503

	Total Wireless Telecommunication Services	420,218

	TOTAL CORPORATE BONDS & NOTES (Cost — $23,900,925)	23,887,240

CONVERTIBLE BOND & NOTE — 0.1%
Automobiles — 0.1%
40,000	Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (Cost — $40,000)	50,300

SOVEREIGN BONDS — 1.4%
Italy — 0.5%
350,000	Region of Lombardy, 5.804% due 10/25/32 (b)	345,215

Mexico — 0.5%
	United Mexican States, Medium-Term Notes, Series A:
140,000	5.875% due 1/15/14 (b)	140,980
196,000	6.750% due 9/27/34 (b)	209,475

	Total Mexico	350,455

Panama — 0.1%
	Republic of Panama:
2,000	9.375% due 4/1/29	2,650
35,000	6.700% due 1/26/36	35,963

	Total Panama	38,613

See Notes to Financial Statements.
14     Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face
Amount	Security	Value

Russia — 0.3%
	Russian Federation:
$3,333	8.250% due 3/31/10 (d)	$3,463
175,000	11.000% due 7/24/18 (b)(d)	243,250

	Total Russia	246,713

	TOTAL SOVEREIGN BONDS (Cost — $990,262)	980,996

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.1%
U.S. Government Agencies — 1.2%
300,000	Farmer Mac, Guaranteed Trust, 5.125% due 4/19/17 (b)(d)	289,218
170,000	Federal Home Loan Bank (FHLB), 5.400% due 1/2/09 (b)	169,933
340,000	Tennessee Valley Authority, 5.980% due 4/1/36 (b)	358,923

	Total U.S. Government Agencies	818,074

U.S. Government Obligation — 0.9%
	U.S. Treasury Bonds:
50,000	8.875% due 8/15/17 (b)	64,789
200,000	4.500% due 2/15/36 (b)	181,157
80,000	4.750% due 2/15/37 (b)	75,456
	U.S. Treasury Notes:
5,000	4.500% due 3/31/09	4,965
80,000	4.500% due 11/30/11 (b)	78,663
40,000	4.500% due 3/31/12	39,281
120,000	4.500% due 4/30/12 (b)	117,806
30,000	4.250% due 8/15/14	28,706
24,000	5.125% due 5/15/16	24,143

	Total U.S. Government Obligations	614,966

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $1,468,293)	1,433,040

U.S. TREASURY INFLATION PROTECTED SECURITIES — 3.0%
	U.S. Treasury Bonds, Inflation Indexed:
291,516	2.000% due 1/15/16 (b)	276,872
218,637	2.000% due 1/15/26 (b)	198,106
1,137,395	2.375% due 1/15/27 (b)	1,092,611
	U.S. Treasury Notes, Inflation Indexed:
65,446	0.875% due 4/15/10	62,174
439,985	2.500% due 7/15/16 (b)	435,207

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $2,117,644)	2,064,970

Shares

COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
122,658	Home Interiors & Gifts Inc. (g)(h)*	1,227

See Notes to Financial Statements.
Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report      15

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
3,630	Aurora Foods Inc. (g)(h)*	$0

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
66	McLeodUSA Inc., Class A Shares (g)(h)*	0

	TOTAL COMMON STOCKS (Cost — $49,437)	1,227

Warrants

WARRANTS — 0.0%
60	Cybernet Internet Services International Inc., Expires 7/1/09 (d)(g)(h)*	0
50	GT Group Telecom Inc., Class B Shares, Expires 2/1/10 (d)(g)(h)*	0
50	IWO Holdings Inc., Expires 1/15/11 (d)(g)(h)*	0
60	Merrill Corp., Class B Shares, Expires 5/1/09 (d)(g)(h)*	0

	TOTAL WARRANTS (Cost — $21,252)	0

Contracts

PURCHASED OPTION — 0.0%
41	Eurodollar Futures, Call @ $94.62, expires 9/17/07 (Cost — $8,680)	5,637

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $84,354,478)	83,897,784

Face
Amount

SHORT-TERM INVESTMENTS — 9.9%
U.S. Government Agency — 0.7%
$450,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.203% due 3/17/08 (j)(k) (Cost — $433,718)	433,829

Repurchase Agreement — 9.2%
6,381,000	Morgan Stanley repurchase agreement dated 6/29/07, 5.300% due 7/2/07; Proceeds at maturity — $6,383,818; (Fully collateralized by various U.S. government agency obligations, 5.300% to 5.700% due 1/16/09 to 7/3/25; Market value — $6,694,082) (Cost — $6,381,000) (b)	6,381,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $6,814,718)	6,814,829

	TOTAL INVESTMENTS — 131.2% (Cost — $91,169,196#)	90,712,613
	Liabilities in Excess of Other Assets — (31.2)%	(21,545,595)

	TOTAL NET ASSETS — 100.0%	$69,167,018

See Notes to Financial Statements.
16     Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

(b)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options and to-be-announced (“TBA”) securities.

(c)	This security is traded on a TBA basis (See Note 1).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Security is currently in default.

(g)	Illiquid security.

(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(i)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(k)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Schedule of Options Written (unaudited)

Contracts	Security	Expiration Date	Strike Price	Value

43	U.S. Treasury 10-Year Note Futures, Call	8/24/07	$106	$21,500
43	U.S. Treasury 10-Year Note Futures, Put	8/24/07	103	4,703

	TOTAL OPTIONS WRITTEN (Premiums received — $28,554)			$26,203

See Notes to Financial Statements.
Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report      17

Statement of Assets and Liabilities (June 30, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $91,169,196)	$90,712,613
Cash	83,044
Receivable for securities sold	11,183,726
Interest receivable	649,012
Principal paydown receivable	23,901
Prepaid expenses	15,123

Total Assets	102,667,419

LIABILITIES:
Payable for securities purchased	33,208,222
Payable for Fund shares repurchased	163,990
Payable to broker — variation margin on open futures contracts	37,692
Investment management fee payable	37,203
Options written, at value (premium received $28,554)	26,203
Trustees’ fees payable	3,499
Deferred compensation payable	2,359
Accrued expenses	21,233

Total Liabilities	33,500,401

Total Net Assets	$69,167,018

NET ASSETS:
Par value (Note 4)	$77
Paid-in capital in excess of par value	76,585,045
Undistributed net investment income	1,937,309
Accumulated net realized loss on investments, futures contracts, options written and foreign currency transactions	(8,815,656)
Net unrealized depreciation on investments, futures contracts and options written	(539,757)

Total Net Assets	$69,167,018

Shares Outstanding:	7,718,668

Net Asset Value:	$8.96

See Notes to Financial Statements.
18     Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report

Statement of Operations (For the six months ended June 30, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$2,215,619
Dividends	547

Total Investment Income	2,216,166

EXPENSES:
Investment management fee (Note 2)	237,174
Shareholder reports	13,335
Audit and tax	9,659
Legal fees	3,543
Trustees’ fees	2,350
Custody fees	1,819
Insurance	922
Transfer agent fees	49
Miscellaneous expenses	4,213

Total Expenses	273,064

Net Investment Income	1,943,102

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	(354,905)
Futures contracts	(172,871)
Options written	18,163
Foreign currency transactions	(175)

Net Realized Loss	(509,788)

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(1,072,684)
Futures contracts	(73,175)
Options written	(662)
Foreign currencies	(33)

Change in Net Unrealized Appreciation/ Depreciation	(1,146,554)

Net Loss on Investments, Futures Contracts, Options Written and Foreign Currency Transactions	(1,656,342)

Increase in Net Assets From Operations	$286,760

See Notes to Financial Statements.
Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report      19

Statements of Changes in Net Assets

For the six months ended June 30, 2007 (unaudited)
and the year ended December 31, 2006

	2007	2006

OPERATIONS:
Net investment income	$1,943,102	$4,270,557
Net realized loss	(509,788)	(1,092,629)
Change in net unrealized appreciation/depreciation	(1,146,554)	931,481

Increase in Net Assets From Operations	286,760	4,109,409

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	—	(4,336,895)
Return of capital	—	(213,110)

Decrease in Net Assets From Distributions to Shareholders	—	(4,550,005)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	5,203,485	669,714
Reinvestment of distributions	—	4,550,005
Cost of shares repurchased	(12,501,264)	(18,122,599)

Decrease in Net Assets From Fund Share Transactions	(7,297,779)	(12,902,880)

Decrease in Net Assets	(7,011,019)	(13,343,476)
NET ASSETS:
Beginning of period	76,178,037	89,521,513

End of period*	$69,167,018	$76,178,037

* Includes undistributed (overdistributed) net investment income of:	$1,937,309	$(5,793)

See Notes to Financial Statements.
20     Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report

Financial Highlights
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

	2007(1)(2)		2006(2)		2005(2)		2004(2)		2003(2)		2002(2)

Net Asset Value, Beginning of Period	$8.93		$9.01		$9.30		$9.15		$8.69		$9.13

Income (Loss) From Operations:
Net investment income	0.24		0.48		0.46		0.48		0.52		0.53
Net realized and unrealized gain (loss)	(0.21)		0.01		(0.22)		0.14		0.50		(0.11)

Total Income From Operations	0.03		0.49		0.24		0.62		1.02		0.42

Less Distributions From:
Net investment income	—		(0.54)		(0.53)		(0.47)		(0.56)		(0.86)
Return of capital	—		(0.03)		—		—		—		—

Total Distributions	—		(0.57)		(0.53)		(0.47)		(0.56)		(0.86)

Net Asset Value, End of Period	$8.96		$8.93		$9.01		$9.30		$9.15		$8.69

Total Return(3)	0.34%		5.39%		2.56%		6.74%		11.73%		4.84%

Net Assets, End of Period (000s)	$69,167		$76,178		$89,522		$100,304		$94,572		$78,009

Ratios to Average Net Assets:
Gross expenses	0.75	%(4)	0.75	%(5)	0.77%		0.76%		0.76%		0.87%
Net expenses	0.75	(4)	0.74	(5)(6)	0.77		0.76	(6)	0.76		0.87
Net investment income	5.32	(4)	5.24		4.87		5.15		5.73		5.82

Portfolio Turnover Rate	134	%(7)	224	%(7)	83	%(7)	57	%(7)	54	%(7)	149%

(1)	For the six months ended June 30, 2007 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges, and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.73% and 0.72% for year ended December 31, 2006, respectively (Note 9).

(6)	Reflects fee waivers and/or expense reimbursements.

(7)	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 215%, 632%, 538%, 382% and 256%, for the six months ended June 30, 2007, and years ended December 31, 2006, December 31, 2005, December 31, 2004, December 31, 2003, respectively.
See Notes to Financial Statements.
Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report      21

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies
Legg Mason Partners Variable Diversified Strategic Income Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 30, 2007, the Fund was a separate diversified series of Legg Mason Partners Variable Portfolios II, a Massachusetts business trust registered under the 1940 Act.
   Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
   The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
   (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
   (b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
   (c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically, but not necessarily, to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or
22     Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
   The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
   (d) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
   The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
   (e) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
   The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower.
Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report      23

Notes to Financial Statements (unaudited) (continued)
In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
   (f) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
   (g) Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle at a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is typically compensated in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.
   The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.
   The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
   (h) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.
24     Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
   Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.
   (i) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.
   (j) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
   Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.
   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
   (k) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report      25

Notes to Financial Statements (unaudited) (continued)
   (l) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.
   (m) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2.	Investment Management Agreement and Other Transactions with Affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).
   Under the investment management agreement, the Fund pays an investment management fee calculated daily and paid monthly in accordance with the following breakpoint schedule:

Management
Average Daily Net Assets	Fee Rate

First $1.0 billion	0.650%
Next $1.0 billion	0.625
Next $3.0 billion	0.600
Next $5.0 billion	0.575
Over $10.0 billion	0.550

   LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited a sub-advisory fee of 0.30% on the assets managed by Western Asset Limited.
   Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.
   The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general
26     Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change will have no effect on fees previously deferred. As of June 30, 2007, the Fund had accrued $2,359 as deferred compensation payable under the Plan.
   Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments
During the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investments and U.S. Government & Agency Obligations (excluding short-term investments) were as follows:

		U.S. Government &
	Investments	Agency Obligations

Purchases	$101,427,427	$19,856,248

Sales	109,900,840	21,061,587

   At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$563,768
Gross unrealized depreciation	(1,020,351)

Net unrealized depreciation	$(456,583)

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report      27

Notes to Financial Statements (unaudited) (continued)
   At June 30, 2007, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)

Contracts to Buy:
Euribor	22	9/07	$8,328	$186	$(8,142)
Eurodollar	3	9/07	711,853	710,025	(1,828)
Eurodollar	3	12/07	712,178	710,363	(1,815)
Eurodollar	8	6/08	1,894,340	1,896,500	2,160
Federal Republic of Germany 10-Year Bonds	7	9/07	5,387	1,230	(4,157)
LIBOR	63	6/08	14,850,229	14,797,654	(52,575)
U.S. Treasury 2-Year Note	39	9/07	7,965,023	7,947,469	(17,554)
U.S. Treasury 10-Year Note	12	9/07	1,256,748	1,268,438	11,690
U.S. Treasury Long Bond	27	9/07	2,929,494	2,909,250	(20,244)

					(92,465)

Contracts to Sell:
U.S. Treasury 5-Year Notes	62	9/07	$6,459,784	$6,452,844	$6,940

Net Unrealized Loss on Open Futures Contracts					$(85,525)

   During the six months ended June 30, 2007, written option transactions for the Fund were as follows:

	Number of
	Contracts	Premiums

Options written, outstanding December 31, 2006	63	$18,310
Options written	140	39,331
Options closed	(116)	(28,873)
Options expired	(1)	(214)

Options written, outstanding June 30, 2007	86	$28,554

   At June 30, 2007, the Fund held TBA securities with a total cost of $21,955,893.
   During the six months ended June 30, 2007, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $74,071,891. For the six months ended June 30, 2007, the Fund recorded interest income of $17,611 related to such mortgage dollar rolls. At June 30, 2007, the Fund had no mortgage dollar rolls outstanding.

4.	Shares of Beneficial Interest
At June 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Prior to April 30, 2007, the Trust had an unlimited number of shares of beneficial interest with a par value of $0.001 per share.
28     Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
   Transactions in shares of the Fund were as follows:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006

	Shares	Amount	Shares	Amount

Shares sold	574,761	$5,203,485	73,186	$669,714
Shares issued on reinvestment	—	—	508,949	4,550,005
Shares repurchased	(1,383,359)	(12,501,264)	(1,985,939)	(18,122,599)

Net Decrease	(808,598)	$(7,297,779)	(1,403,804)	$(12,902,880)

5.	Capital Loss Carryforward
On December 31, 2006, the Fund had a net capital loss carryforward of approximately $8,218,196, of which $448,818 expires in 2008, $4,543,816 expires in 2009, $2,118,955 expires in 2010, and $1,106,607 expires in 2014. These amounts will be available to offset any future taxable capital gains.
6. Regulatory Matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), the then-investment adviser or manager to the Fund, and CGM, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).
   The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.
Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report      29

Notes to Financial Statements (unaudited) (continued)
   SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.
   The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.
   Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Affected Funds.
   On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

7.	Legal Matters
Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 6. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.
   On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.
30     Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
   As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.
* * *
   Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.
   On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.
   On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint. The Defendants have filed a motion to dismiss the Second
Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report      31

Notes to Financial Statements (unaudited) (continued)
Amended Complaint. It is uncertain when the court will decide the motion. No assurances can be given as to the outcome of this matter.
   Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

8.	Other Matters
On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.
   Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

9.	Special Shareholder Meeting and Reorganization
Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason paid for a portion of the costs related to these initiatives. The portions of the costs borne by the Fund were recognized in the period during which the expense was incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies.

10.	Recent Accounting Pronouncements
During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes  — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund was January 1, 2007. At adoption, the
32     Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.
* * *
   On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.
11. Subsequent Event
On July 24, 2007, NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) announced they had censured and fined CGM for failing to supervise trading of mutual fund shares and variable annuity mutual fund sub-accounts, failing to prevent deceptive market timing by certain brokers on behalf of hedge-fund customers, and failing to maintain adequate books and records during the period from January 2000 to September 2003. Under the settlement with NYSE Regulation and NJBS, CGM agreed to pay a total of $50 million in disgorgement and penalties and neither admitted nor denied guilt. CGM is a distributor of the Fund. The Fund’s investment manager believes that this settlement will not have any effect on the financial position or results of operations of the Fund. The investment manager has been informed by CGM that the settlement will not affect the ability of CGM to continue to render services to the Fund under its contract.
Legg Mason Partners Variable Diversified Strategic Income Portfolio 2007 Semi-Annual Report      33

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Legg Mason Partners Variable Diversified Strategic Income Portfolio

TRUSTEES
Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
  Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

INVESTMENT MANAGER
Legg Mason Partners Fund Advisor, LLC

SUBADVISERS
Western Asset Management Company
Western Asset Management Company Limited

DISTRIBUTORS
Citigroup Global Markets Inc.
Legg Mason Investor Services, LLC

CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT
PFPC Inc. 4400 Computer Drive Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP 345 Park Avenue New York, New York 10154

This report is submitted for the general information of the shareholders of the Legg Mason Partners Variable Diversified Strategic Income Portfolio and is not for use with the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

© 2007 Legg Mason
Investors Services, LLC
Member FINRA, SIPC

FDXX010085 8/07 SR07-375

Legg Mason Partners
Variable Diversified
Strategic Income Portfolio

The Fund is a separate investment series of the Legg Mason Partners Variable Income Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE
DIVERSIFIED STRATEGIC INCOME PORTFOLIO
Legg Mason Partners Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year, and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.
Not Applicable
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable
ITEM 4. Principal Accountant Fees and Services
Not Applicable
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)(1) Not applicable.
Exhibit 99.CODE ETH
(a)(2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Variable Income Trust

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Income Trust
Date: August 28, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Income Trust
Date: August 28, 2007

By:	/s/ Frances M. Guggino

(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Variable Income Trust
Date: August 28, 2007